Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2026	Nov. 30, 2025	May 31, 2025	Nov. 30, 2024	Jul. 09, 2024
C000249041 [Member]
Account Value [Line Items]
Accumulated Value	$ 14,799	$ 12,694	$ 10,237	$ 9,739	$ 10,000
Solactive GBS United States 1000 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 13,875	$ 12,493	$ 10,756	$ 10,981	$ 10,000